SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2025
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	1 year
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	16 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	15 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Website and Software
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Buildings and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Buildings and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	39 years